                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10427

                 RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
               (Exact name of registrant as specified in charter)

        50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
              (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 07/31

                               PORTFOLIO HOLDINGS

                                      FOR

                RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND

                                AT JULY 31, 2007

INVESTMENTS IN SECURITIES

JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.3%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (5.1%)
BIOTECHNOLOGY (0.4%)
CSL                                                  35,375              $2,649,196
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.6%)
Macquarie Bank                                       39,017               2,691,807
Perpetual                                            17,700               1,160,946
                                                                    ---------------
Total                                                                     3,852,753
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
Westpac Banking                                     148,748               3,287,625
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Australian Stock Exchange                            30,000               1,238,255
Babcock & Brown                                      74,654               1,766,731
                                                                    ---------------
Total                                                                     3,004,986
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.3%)
WorleyParsons                                        80,211               2,294,754
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Woolworths                                          121,445               2,797,678
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Cochlear                                             37,535               1,958,306
-----------------------------------------------------------------------------------

IT SERVICES (0.2%)
Computershare                                       189,503               1,588,411
-----------------------------------------------------------------------------------

MEDIA (0.3%)
Seek                                                252,169               1,790,654
-----------------------------------------------------------------------------------

METALS & MINING (1.2%)
BHP Billiton                                        149,051               4,745,063
Jubilee Mines                                        90,000               1,180,108
Rio Tinto                                            12,446                 969,671
Sino Gold Mining                                    250,000(b)            1,188,133
                                                                    ---------------
Total                                                                     8,082,975
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
Caltex Australia                                     58,858               1,239,731
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Billabong Intl                                      152,000               2,080,315
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

AUSTRIA (0.7%)
BUILDING PRODUCTS (0.2%)
Wienerberger                                         16,700              $1,153,627
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Zumtobel                                             44,000               1,657,259
-----------------------------------------------------------------------------------

METALS & MINING (0.3%)
voestalpine                                          27,109               2,255,435
-----------------------------------------------------------------------------------

BELGIUM (0.8%)
BEVERAGES (0.4%)
InBev                                                32,773               2,639,291
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.3%)
KBC Groep                                            15,323               1,993,563
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Eurofins Scientific                                  10,000                 950,010
-----------------------------------------------------------------------------------

BRAZIL (1.0%)
INSURANCE (0.2%)
Porto Seguro                                         36,000               1,380,893
-----------------------------------------------------------------------------------

IT SERVICES (0.1%)
Redecard                                             31,300(b)              534,029
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Suzano Papel e Celulose                             196,000               2,759,830
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Natura Cosmeticos                                   110,000               1,320,935
-----------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Localiza Rent A Car                                  63,000                 647,742
-----------------------------------------------------------------------------------

CANADA (5.0%)
CAPITAL MARKETS (0.2%)
AGF Management Cl B                                  46,700               1,611,386
-----------------------------------------------------------------------------------

CHEMICALS (0.6%)
Agrium                                               31,200               1,311,699
Potash Corporation of Saskatchewan                   32,200               2,586,443
                                                                    ---------------
Total                                                                     3,898,142
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CANADA (CONT.)

COMMERCIAL BANKS (0.2%)
Toronto-Dominion Bank                                26,200              $1,676,427
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.5%)
Research In Motion                                   15,000(b)            3,219,910
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.1%)
Fortis                                               38,200                 942,825
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.4%)
ShawCor Series A                                     82,800               2,430,135
Tesco                                                12,500(b)              422,875
                                                                    ---------------
Total                                                                     2,853,010
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.2%)
METRO Series A                                       42,400               1,510,311
-----------------------------------------------------------------------------------

METALS & MINING (0.3%)
Inmet Mining                                         17,200               1,499,438
Ivanhoe Mines                                        39,000(b)              562,992
                                                                    ---------------
Total                                                                     2,062,430
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.2%)
EnCana                                               51,500               3,152,372
Imperial Oil                                         48,700               2,269,745
Suncor Energy                                        43,300               3,914,778
Talisman Energy                                     165,000               3,017,576
Uranium One                                         135,700(b)            1,573,499
                                                                    ---------------
Total                                                                    13,927,970
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.1%)
Biovail                                              49,287                 935,566
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
RONA                                                 61,000(b)            1,284,843
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (--%)
lululemon athletica                                     800(b)               25,712
-----------------------------------------------------------------------------------

CHILE (0.2%)
CHEMICALS
Sociedad Quimica y Minera de Chile ADR                7,300               1,193,988
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CHINA (0.8%)
INTERNET SOFTWARE & SERVICES (0.1%)
Sohu.com                                             20,000(b)             $642,600
-----------------------------------------------------------------------------------

IT SERVICES (0.1%)
TravelSky Technology Series H                       812,000                 765,774
-----------------------------------------------------------------------------------

MARINE (0.4%)
China Shipping Development Series H               1,153,000               2,981,082
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.2%)
Jiangsu Expressway Series H                       1,230,000               1,227,567
-----------------------------------------------------------------------------------

CZECH REPUBLIC (0.2%)
COMMERCIAL BANKS
Komercni Banka                                        8,365               1,656,679
-----------------------------------------------------------------------------------

DENMARK (0.6%)
CHEMICALS (0.2%)
Novozymes Series B                                   12,070               1,423,136
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Novo Nordisk Series B                                24,350               2,555,133
-----------------------------------------------------------------------------------

FINLAND (1.1%)
COMMERCIAL SERVICES & SUPPLIES (0.3%)
Jaakko Poyry Group                                   81,000               1,900,175
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.8%)
Nokia                                               205,503               5,870,848
-----------------------------------------------------------------------------------

FRANCE (7.3%)
AIR FREIGHT & LOGISTICS (0.3%)
Norbert Dentressangle                                17,000               1,779,617
-----------------------------------------------------------------------------------

AIRLINES (0.2%)
Air France-KLM                                       32,208(e)            1,449,789
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Michelin Series B                                    14,089               1,860,266
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
BNP Paribas                                          28,940               3,181,412
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Bacou-Dalloz                                         10,000               1,456,509
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
VINCI                                                45,591               3,265,993
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
Ciments Francais                                      6,500               1,477,470
Imerys                                               12,600               1,234,810
Lafarge                                              10,774               1,825,046
                                                                    ---------------
Total                                                                     4,537,326
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Iliad                                                20,100               1,832,437
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
Carbone Lorraine                                     30,000               2,329,395
Legrand                                              40,000               1,373,874
Nexans                                                8,510               1,492,128
                                                                    ---------------
Total                                                                     5,195,397
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FRANCE (CONT.)

ENERGY EQUIPMENT & SERVICES (0.3%)
Compagnie Generale de Geophysique-Veritas             6,816(b)           $1,721,222
-----------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
Rubis                                                15,056               1,334,204
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
Pierre & Vacances                                    11,000               1,615,906
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Kaufman & Broad                                      22,532               1,546,690
Nexity                                               18,397               1,373,385
                                                                    ---------------
Total                                                                     2,920,075
-----------------------------------------------------------------------------------

INSURANCE (0.4%)
APRIL Group                                          16,000                 924,786
CNP Assurances                                       14,216               1,863,746
                                                                    ---------------
Total                                                                     2,788,532
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Trigano                                              30,000               1,267,482
-----------------------------------------------------------------------------------

MEDIA (0.3%)
Hi-Media                                             18,600                 187,625
Vivendi                                              36,099               1,533,444
                                                                    ---------------
Total                                                                     1,721,069
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.3%)
Neopost                                              13,100               1,893,525
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.7%)
Total                                                69,643               5,484,808
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Sanofi-Aventis                                       29,244               2,449,686
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Bouygues                                             20,697               1,657,845
-----------------------------------------------------------------------------------

GERMANY (7.2%)
AUTO COMPONENTS (0.5%)
Continental                                          15,187               2,195,556
ElringKlinger                                        13,000               1,093,836
                                                                    ---------------
Total                                                                     3,289,392
-----------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
BMW                                                  28,544               1,775,695
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.6%)
Deutsche Bank                                        17,057               2,324,273
Deutsche Beteiligungs                                17,500                 636,020
MPC Capital                                          12,800               1,218,600
                                                                    ---------------
Total                                                                     4,178,893
-----------------------------------------------------------------------------------

CHEMICALS (0.6%)
BASF                                                 30,668               3,966,717
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
GFK                                                  24,000               1,246,184
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.2%)
Wincor Nixdorf                                       18,000               1,592,596
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Deutsche Boerse                                      33,292               3,903,887
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.7%)
E.ON                                                 32,268               5,060,346
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
GERMANY (CONT.)

ELECTRICAL EQUIPMENT (0.3%)
SGL Carbon                                           33,670(b)           $1,713,247
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.6%)
Fresenius Medical
 Care & Co                                           32,036               1,514,178
Rhon-Klinikum                                        82,000               2,349,585
                                                                    ---------------
Total                                                                     3,863,763
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Rational                                              5,150               1,030,331
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.8%)
Siemens                                              46,044               5,827,908
-----------------------------------------------------------------------------------

INSURANCE (0.3%)
Allianz                                              11,128               2,368,710
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Takkt                                                43,000                 808,966
-----------------------------------------------------------------------------------

MACHINERY (0.5%)
MAN                                                  15,785               2,288,506
Vossloh                                              11,000               1,313,106
                                                                    ---------------
Total                                                                     3,601,612
-----------------------------------------------------------------------------------

MEDIA (0.2%)
CTS Eventim                                          35,000               1,393,543
-----------------------------------------------------------------------------------

METALS & MINING (0.4%)
Salzgitter                                           12,673               2,574,582
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.1%)
RWE                                                   9,228                 977,761
-----------------------------------------------------------------------------------

GREECE (0.9%)
COMMERCIAL BANKS (0.6%)
Natl Bank of Greece                                  33,894               1,982,308
Piraeus Bank                                         59,868               2,122,868
                                                                    ---------------
Total                                                                     4,105,176
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Intralot-Integrated Lottery Systems &
 Services                                            65,000               2,253,056
-----------------------------------------------------------------------------------

HONG KONG (2.9%)
COMMUNICATIONS EQUIPMENT (0.3%)
Vtech Holdings                                      227,000               2,011,473
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.4%)
Lenovo Group                                      2,557,000               1,693,177
TPV Technology                                    1,165,000                 892,423
                                                                    ---------------
Total                                                                     2,585,600
-----------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Xinyu Hengdeli Holdings                             336,000                 207,376
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.0%)
Hong Kong Exchanges and Clearing                    254,000               4,144,975
Jardine Matheson Holdings                            74,222               1,782,321
                                                                    ---------------
Total                                                                     5,927,296
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
China Green Holdings                              1,370,000               1,212,945
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HONG KONG (CONT.)

HOTELS, RESTAURANTS & LEISURE (0.1%)
FU JI Food & Catering Services Holdings             348,000                $992,729
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Lifestyle Intl Holdings                             230,000                 916,255
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Hengan Intl Group                                   504,000               1,694,119
-----------------------------------------------------------------------------------

SOFTWARE (--%)
Global Digital Creations Holdings                   610,000(b)              259,565
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
Esprit Holdings                                     185,900               2,484,452
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
EganaGoldfpeil Holdings                           1,672,000                 591,702
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Hopewell Highway Infrastructure                     900,000                 860,345
-----------------------------------------------------------------------------------

INDIA (0.8%)
CHEMICALS (0.3%)
Asian Paints                                         36,000                 780,156
United Phosphorus                                   190,000               1,426,973
                                                                    ---------------
Total                                                                     2,207,129
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.5%)
Housing Development Finance                          60,000               2,946,176
-----------------------------------------------------------------------------------

INDONESIA (0.1%)
GAS UTILITIES
Perusahaan Gas Negara                               700,000                 687,615
-----------------------------------------------------------------------------------

IRELAND (1.7%)
BUILDING PRODUCTS (0.4%)
Kingspan Group                                      108,132               2,589,456
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
Allied Irish Banks                                   53,043               1,377,147
Anglo Irish Bank                                    104,304               1,933,515
                                                                    ---------------
Total                                                                     3,310,662
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
IAWS Group                                           90,000               1,882,776
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.3%)
United Drug                                         388,000               2,050,509
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.1%)
Paddy Power                                          25,000                 804,672
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Grafton Group Unit                                   48,000(b)              656,111
-----------------------------------------------------------------------------------

ITALY (2.7%)
AUTOMOBILES (0.3%)
Ducati Motor Holding                                659,400(b)            1,849,394
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
GranitiFiandre                                       62,000                 839,044
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
UniCredito Italiano                                 473,540               4,017,257
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ITALY (CONT.)

ELECTRIC UTILITIES (0.3%)
Enel                                                224,071(e)           $2,313,215
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Amplifon                                            120,000               1,077,069
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.1%)
SABAF                                                15,000                 586,130
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Compagnie Industriali Riunite                       470,000               1,805,697
-----------------------------------------------------------------------------------

INSURANCE (0.2%)
Fondiaria - SAI                                      34,586               1,650,936
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.6%)
Eni                                                 116,513(e)            4,077,786
-----------------------------------------------------------------------------------

JAPAN (17.3%)
AIR FREIGHT & LOGISTICS (0.4%)
Kintetsu World Express                               39,000               1,549,180
Yusen Air & Sea Service                              64,000               1,392,660
                                                                    ---------------
Total                                                                     2,941,840
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.7%)
Aisin Seiki                                          40,000               1,571,988
FCC                                                  53,000                 930,773
Takata                                               18,000                 602,980
Tokai Rika                                           61,500               1,635,398
                                                                    ---------------
Total                                                                     4,741,139
-----------------------------------------------------------------------------------

AUTOMOBILES (0.9%)
Toyota Motor                                         99,200               6,030,886
-----------------------------------------------------------------------------------

BEVERAGES (0.2%)
Ito En                                               39,000               1,185,547
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Asahi Glass                                         137,000               1,834,337
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
RISA Partners                                           440               1,033,371
-----------------------------------------------------------------------------------

CHEMICALS (0.6%)
Japan Pure Chemical                                      72                 305,716
JSR                                                  56,000               1,404,841
Kansai Paint                                        271,000               2,337,371
                                                                    ---------------
Total                                                                     4,047,928
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.1%)
Bank of Fukuoka                                     107,000                 687,380
Chiba Bank                                          141,000               1,186,733
Kansai Urban Banking                                265,000                 853,555
Mitsubishi UFJ Financial Group                          302               3,223,041
Mizuho Financial Group                                  736               5,183,948
Mizuho Trust & Banking                              866,000               1,659,332
Sumitomo Mitsui Financial Group                         250               2,259,406
                                                                    ---------------
Total                                                                    15,053,395
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

COMMERCIAL SERVICES & SUPPLIES (0.6%)
AEON Delight                                          7,000                $227,536
Fullcast                                                650(e)              703,543
Matsuda Sangyo                                       52,100               1,329,895
Park24                                              185,000               1,857,436
                                                                    ---------------
Total                                                                     4,118,410
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
ORIX                                                  7,500               1,800,198
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Osaka Securities Exchange                               112                 469,336
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
Cosel                                                68,500               1,034,088
Ushio                                                63,000               1,201,617
                                                                    ---------------
Total                                                                     2,235,705
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
Hirose Electric                                       3,700                 457,562
Hoya                                                 52,000               1,644,453
Ibiden                                               63,300               4,641,056
TOPCON                                               55,000                 888,718
                                                                    ---------------
Total                                                                     7,631,789
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Ain Pharmaciez                                       35,000                 634,449
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Nippon Suisan Kaisha                                219,800               1,236,263
T. Hasegawa                                          48,500                 813,825
Unicharm PetCare                                      9,800                 398,563
                                                                    ---------------
Total                                                                     2,448,651
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Nagaileben                                           11,300                 220,108
Nakanishi                                             6,400                 744,563
Olympus                                              53,000               2,172,564
Sysmex                                                4,200                 162,376
                                                                    ---------------
Total                                                                     3,299,611
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
AS ONE                                               29,800                 802,344
Message                                                 175                 271,874
                                                                    ---------------
Total                                                                     1,074,218
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Joint                                                34,000                 927,219
Makita                                               55,100               2,546,173
                                                                    ---------------
Total                                                                     3,473,392
-----------------------------------------------------------------------------------

IT SERVICES (0.2%)
NTT Data                                                269               1,126,552
-----------------------------------------------------------------------------------

MACHINERY (1.0%)
Hitachi Construction Machinery                       53,500               2,122,132
Komatsu                                              79,500               2,509,207
Mori Seiki                                           41,600               1,356,944
Union Tool                                           23,000               1,072,073
                                                                    ---------------
Total                                                                     7,060,356
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

MARINE (0.7%)
Kawasaki Kisen Kaisha                               133,000              $1,820,535
Mitsui OSK Lines                                    188,000               2,935,116
                                                                    ---------------
Total                                                                     4,755,651
-----------------------------------------------------------------------------------

MEDIA (0.2%)
Jupiter Telecommunications                            2,100(b)            1,596,300
-----------------------------------------------------------------------------------

METALS & MINING (1.1%)
Nippon Steel                                        417,000               3,136,689
Pacific Metals                                      108,000               1,869,926
Sumitomo Metal Mining                               102,000               2,474,557
                                                                    ---------------
Total                                                                     7,481,172
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.9%)
Canon                                                83,900               4,434,665
Ricoh                                                65,000               1,409,032
                                                                    ---------------
Total                                                                     5,843,697
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
Takeda Pharmaceutical                                53,200               3,465,664
Tanabe Seiyaku                                      110,000               1,288,458
                                                                    ---------------
Total                                                                     4,754,122
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
AEON Mall                                            61,000(e)            1,824,700
Ardepro                                               3,343                 928,487
Kenedix                                                 720               1,204,676
Sumitomo Realty & Development                        52,000               1,545,112
Urban                                                82,900               1,313,163
                                                                    ---------------
Total                                                                     6,816,138
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
SUMCO                                                29,700               1,524,882
-----------------------------------------------------------------------------------

SOFTWARE (0.6%)
Nintendo                                              8,200               3,953,625
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
GEO                                                     563               1,131,714
Hikari Tsushin                                       24,834                 987,358
USS                                                  22,000               1,469,249
                                                                    ---------------
Total                                                                     3,588,321
-----------------------------------------------------------------------------------

TOBACCO (0.3%)
Japan Tobacco                                           382               1,941,453
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.2%)
Kamigumi                                             55,000                 475,276
Sumitomo Warehouse                                  192,625               1,187,036
                                                                    ---------------
Total                                                                     1,662,312
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
KDDI                                                    206               1,366,599
-----------------------------------------------------------------------------------

LUXEMBOURG (0.5%)
MEDIA
SES FDR                                             155,000               3,282,473
-----------------------------------------------------------------------------------

MEXICO (0.6%)
HOUSEHOLD DURABLES (0.4%)
Consorcio ARA                                       800,000               1,167,213
Urbi Desarrollos Urbanos                            310,000(b)            1,305,783
                                                                    ---------------
Total                                                                     2,472,996
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MEXICO (CONT.)

TRANSPORTATION INFRASTRUCTURE (0.2%)
Grupo Aeroportuario del Sureste ADR                  25,000              $1,314,250
-----------------------------------------------------------------------------------

NETHERLANDS (6.3%)
BEVERAGES (0.3%)
Heineken                                             36,309               2,301,178
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
USG People                                           31,000               1,213,535
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.6%)
Imtech                                               21,830               1,941,325
Royal Boskalis Westminster                           19,200                 747,066
Wavin                                                54,240               1,326,088
                                                                    ---------------
Total                                                                     4,014,479
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.1%)
Fugro                                               102,427               6,816,406
SBM Offshore                                         19,300                 793,488
                                                                    ---------------
Total                                                                     7,609,894
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.3%)
Sligro Food Group                                    36,489               1,729,166
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Unilever                                             38,917               1,176,263
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.4%)
OPG Groep                                            83,573               2,672,266
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Qiagen                                               35,000(b)              607,792
-----------------------------------------------------------------------------------

MACHINERY (0.7%)
Aalberts Inds                                        89,242               2,475,225
Stork                                                37,000               2,438,411
                                                                    ---------------
Total                                                                     4,913,636
-----------------------------------------------------------------------------------

METALS & MINING (0.6%)
Arcelor Mittal                                       71,697               4,384,286
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
Royal Dutch Shell Series A                           82,984               3,231,718
Royal Dutch Shell Series B                           75,130               2,970,840
                                                                    ---------------
Total                                                                     6,202,558
-----------------------------------------------------------------------------------

SOFTWARE (0.3%)
Unit 4 Agresso                                       64,150               1,790,723
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Ten Cate                                             50,539               2,086,702
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Smit Intl                                            25,000               2,036,958
-----------------------------------------------------------------------------------

NEW ZEALAND (0.1%)
HOTELS, RESTAURANTS & LEISURE
Sky City Entertainment Group                        250,000                 925,309
-----------------------------------------------------------------------------------

NORWAY (0.9%)
AUTO COMPONENTS (0.1%)
Kongsberg Automotive                                 99,350                 836,100
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
NORWAY (CONT.)

CHEMICALS (0.2%)
Yara Intl                                            59,300              $1,576,956
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
Orkla                                               124,480               2,340,360
-----------------------------------------------------------------------------------

IT SERVICES (0.2%)
Ementor                                             179,600(b)            1,529,831
-----------------------------------------------------------------------------------

RUSSIA (0.1%)
IT SERVICES
RBC Information Systems ADR                          22,950(b)              803,250
-----------------------------------------------------------------------------------

SINGAPORE (1.5%)
COMMERCIAL BANKS (0.6%)
Oversea-Chinese Banking                             285,000               1,686,413
United Overseas Bank                                132,000               1,930,720
                                                                    ---------------
Total                                                                     3,617,133
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Singapore Exchange                                  350,000               2,210,323
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
City Developments                                   150,000               1,470,802
Keppel Land                                         337,000               1,826,419
                                                                    ---------------
Total                                                                     3,297,221
-----------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
ComfortDelGro                                       700,000                 941,188
-----------------------------------------------------------------------------------

SOUTH AFRICA (0.6%)
MEDIA (0.2%)
Naspers Series N                                     64,000               1,589,639
-----------------------------------------------------------------------------------

METALS & MINING (0.4%)
Impala Platinum Holdings                             66,000               1,915,792
Randgold Resources ADR                               29,500                 675,550
                                                                    ---------------
Total                                                                     2,591,342
-----------------------------------------------------------------------------------

SOUTH KOREA (3.1%)
BUILDING PRODUCTS (0.2%)
Sung Kwang Bend                                      41,000               1,065,406
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
Woori Finance Holdings                               62,930               1,618,492
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.3%)
MegaStudy                                             7,500               1,559,140
YBM Sisa.com                                         12,000                 231,038
                                                                    ---------------
Total                                                                     1,790,178
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
LG Philips LCD                                       36,730(b)            1,707,320
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
LG Electronics                                       23,043               1,930,113
Woongjin Coway                                       25,000                 809,064
                                                                    ---------------
Total                                                                     2,739,177
-----------------------------------------------------------------------------------

MACHINERY (0.8%)
Hyundai Heavy Inds                                    5,189               1,999,479
STX Shipbuilding                                     42,000               2,314,965
Taewoong                                             20,000               1,575,915
                                                                    ---------------
Total                                                                     5,890,359
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SOUTH KOREA (CONT.)

METALS & MINING (0.4%)
Korea Zinc                                           12,541              $2,758,167
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Samsung Electronics                                   2,489               1,641,106
-----------------------------------------------------------------------------------

TOBACCO (0.3%)
KT&G                                                 23,388               1,749,998
-----------------------------------------------------------------------------------

SPAIN (2.5%)
BIOTECHNOLOGY (0.2%)
Grifols                                              76,786               1,603,297
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Banco Bilbao Vizcaya Argentaria                     156,911               3,841,467
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Telefonica                                          211,788               4,956,836
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.4%)
Red Electrica de Espana                              17,800                 803,317
Union Fenosa                                         32,245               1,763,098
                                                                    ---------------
Total                                                                     2,566,415
-----------------------------------------------------------------------------------

MEDIA (0.3%)
Promotora de Informaciones                           40,000                 875,234
Sogecable                                            27,000(b)            1,047,199
                                                                    ---------------
Total                                                                     1,922,433
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
Inditex                                              40,070               2,397,012
-----------------------------------------------------------------------------------

SWEDEN (2.9%)
COMMERCIAL BANKS (0.3%)
Skandinaviska Enskilda Banken Series A               54,600               1,866,859
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Securitas Systems Series B                          291,400               1,016,303
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.1%)
Telefonaktiebolaget LM Ericsson Series B            242,000                 906,368
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
Peab                                                 72,500               2,207,223
Sweco Series B                                      139,000               1,519,119
                                                                    ---------------
Total                                                                     3,726,342
-----------------------------------------------------------------------------------

MACHINERY (0.9%)
Alfa Laval                                           34,550               2,170,601
Hexagon Series B                                    182,210               3,581,344
                                                                    ---------------
Total                                                                     5,751,945
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.3%)
Meda Series A                                       110,250               1,782,190
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Hennes & Mauritz Series B                            58,700               3,374,135
Nobia                                               104,170               1,243,804
                                                                    ---------------
Total                                                                     4,617,939
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SWITZERLAND (6.5%)
BIOTECHNOLOGY (0.3%)
Actelion                                             33,338(b)           $1,777,273
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Geberit                                              11,200               1,826,261
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
UBS                                                  29,799               1,649,986
-----------------------------------------------------------------------------------

CHEMICALS (0.5%)
Givaudan                                              1,200               1,123,268
Sika                                                  1,075               2,047,667
                                                                    ---------------
Total                                                                     3,170,935
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.1%)
Logitech Intl                                        17,000(b)              457,069
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.3%)
Holcim                                               19,495               2,065,555
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
ABB                                                  94,504               2,273,081
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Nestle                                               11,241               4,319,260
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Nobel Biocare Holding                                 7,000               2,105,546
Synthes                                              16,500               1,924,563
                                                                    ---------------
Total                                                                     4,030,109
-----------------------------------------------------------------------------------

INSURANCE (0.4%)
Zurich Financial Services                             8,534               2,487,154
-----------------------------------------------------------------------------------

MACHINERY (0.4%)
Burckhardt Compression Holding                        6,300               1,473,254
Schindler Holding                                    18,500               1,176,545
                                                                    ---------------
Total                                                                     2,649,799
-----------------------------------------------------------------------------------

MARINE (0.4%)
Kuehne & Nagel Intl                                  26,500               2,592,677
-----------------------------------------------------------------------------------

METALS & MINING (0.4%)
Xstrata                                              45,692               2,912,392
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.3%)
Novartis                                             74,909               4,041,244
Roche Holding                                        29,903               5,296,891
                                                                    ---------------
Total                                                                     9,338,135
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Swatch Group Series B                                 8,149               2,458,829
-----------------------------------------------------------------------------------

TAIWAN (0.4%)
COMPUTERS & PERIPHERALS (0.1%)
Advantech                                           231,795                 730,303
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Everlight Electronics                               148,000                 675,053
Wah Lee Industrial                                  331,801                 709,434
                                                                    ---------------
Total                                                                     1,384,487
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.1%)
Formosa Intl Hotels                                  38,956                 367,791
-----------------------------------------------------------------------------------

UNITED KINGDOM (12.7%)
AEROSPACE & DEFENSE (0.3%)
Chemring Group                                       47,755               1,846,266
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

CAPITAL MARKETS (0.6%)
3i Group                                             80,064              $1,733,854
Man Group                                           201,697               2,293,822
                                                                    ---------------
Total                                                                     4,027,676
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.3%)
Barclays                                            175,079               2,459,155
HBOS                                                226,644               4,413,368
Royal Bank of Scotland Group                        212,755               2,533,011
                                                                    ---------------
Total                                                                     9,405,534
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Intertek Group                                       23,000                 456,357
Mears Group                                          41,300                 231,529
Michael Page Intl                                   168,922               1,852,749
RPS Group                                           252,000               1,774,291
                                                                    ---------------
Total                                                                     4,314,926
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Keller Group                                         99,597               1,970,650
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
BT Group                                            534,534               3,387,729
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.5%)
Scottish & Southern Energy                          109,316               3,194,065
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Rotork                                               40,000                 840,338
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.5%)
Expro Intl Group                                     86,928               1,679,419
Petrofac                                            191,851               1,677,530
                                                                    ---------------
Total                                                                     3,356,949
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
Tesco                                               517,904               4,253,852
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Smith & Nephew                                      121,000               1,440,153
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Punch Taverns                                        78,518               1,820,201
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.5%)
Reckitt Benckiser                                    57,472               3,075,087
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
Intl Power                                          289,433               2,406,035
-----------------------------------------------------------------------------------

INSURANCE (0.2%)
Standard Life                                       248,406               1,540,181
-----------------------------------------------------------------------------------

IT SERVICES (0.1%)
Detica Group                                         58,500                 432,529
-----------------------------------------------------------------------------------

MACHINERY (0.4%)
Charter                                             108,680(b)            2,522,526
-----------------------------------------------------------------------------------

MEDIA (0.8%)
Informa                                              85,000                 904,119
Taylor Nelson Sofres                                300,000               1,351,654
United Business Media                               109,445               1,676,943
WPP Group                                           119,013               1,705,516
                                                                    ---------------
Total                                                                     5,638,232
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

METALS & MINING (0.8%)
BHP Billiton                                        133,072              $3,904,379
Rio Tinto                                            21,622               1,559,940
                                                                    ---------------
Total                                                                     5,464,319
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Centrica                                            434,721               3,150,927
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.6%)
BG Group                                             67,425               1,096,763
BP                                                   93,629               1,084,635
Tullow Oil                                          193,100               1,878,365
                                                                    ---------------
Total                                                                     4,059,763
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
AstraZeneca                                          45,638               2,358,690
GlaxoSmithKline                                     197,329               4,994,016
                                                                    ---------------
Total                                                                     7,352,706
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
British Land                                         77,136               1,923,062
-----------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
Go-Ahead Group                                       30,901               1,723,191
Northgate                                            90,750               1,990,452
                                                                    ---------------
Total                                                                     3,713,643
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
GAME Group                                          378,643               1,491,109
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

TOBACCO (0.5%)
Imperial Tobacco Group                               72,869              $3,194,233
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
BBA Group                                           143,000                 703,936
-----------------------------------------------------------------------------------

UNITED STATES (2.1%)
BEVERAGES (0.3%)
Central European Distribution                        51,888(b)            2,136,229
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.1%)
BioMarin Pharmaceutical                              22,500(b)              406,350
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.9%)
iShares MSCI EAFE Index Fund                         83,391               6,573,712
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Atwood Oceanics                                      43,000(b)            2,949,800
Dresser-Rand Group                                   21,400(b)              793,940
FMC Technologies                                     16,000(b)            1,464,320
                                                                    ---------------
Total                                                                     5,208,060
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $536,361,530)                                                   $660,977,340
-----------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (0.8%)(c)
ISSUER                                            SHARES                   VALUE(A)
GERMANY
Porsche                                               2,185              $3,969,637
Hugo Boss                                            19,000               1,141,793
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $2,661,232)                                                       $5,111,430
-----------------------------------------------------------------------------------

MONEY MARKET FUND (2.8%)(f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 18,948,289(d)          $18,948,289
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $18,948,289)                                                     $18,948,289
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $557,971,051)(g)                                                $685,037,059
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e)  At July 31, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.4% of net assets. 1.4% of net assets is the Fund's cash equivalent position.

(g) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $557,971,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $140,216,000
Unrealized depreciation                                               (13,150,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $127,066,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 6 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                     RIVERSOURCE INTERNATIONAL EQUITY FUND

                                AT JULY 31, 2007

INVESTMENTS IN SECURITIES

JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.9%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (3.5%)
BIOTECHNOLOGY (0.6%)
CSL                                                  15,430              $1,155,536
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.0%)
Macquarie Bank                                       27,459               1,894,414
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Natl Australia Bank                                  24,871                 808,727
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Amcor                                               139,511                 811,756
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Telstra                                              49,230                 192,019
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Tabcorp Holdings                                     50,767                 697,715
-----------------------------------------------------------------------------------

INSURANCE (0.4%)
Insurance Australia Group                            59,200                 284,756
Suncorp-Metway                                       36,067                 589,265
                                                                    ---------------
Total                                                                       874,021
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Macquarie Infrastructure Group                      185,984                 513,277
-----------------------------------------------------------------------------------

AUSTRIA (0.5%)
COMMERCIAL BANKS
Erste Bank der Oesterreichischen Sparkassen          13,460               1,012,705
-----------------------------------------------------------------------------------

BELGIUM (0.4%)
DIVERSIFIED FINANCIAL SERVICES
Fortis                                               21,540                 849,357
-----------------------------------------------------------------------------------

BRAZIL (4.8%)
AIRLINES (0.2%)
GOL Linhas Aereas Inteligentes ADR                   17,375                 432,985
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.9%)
UNIBANCO -- Uniao de Bancos Brasileiros GDR          32,036               3,736,679
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
BRAZIL (CONT.)

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Tele Norte Leste Participacoes ADR                   21,610                $458,780
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Gafisa                                               53,899                 856,312
-----------------------------------------------------------------------------------

IT SERVICES (0.2%)
Redecard                                             17,900(b)              305,403
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.5%)
Petroleo Brasileiro ADR                              45,217               2,934,583
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
JHSF Participacoes                                   81,100(b)              474,448
-----------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
All America Latina Logistica Unit                    36,147                 495,533
-----------------------------------------------------------------------------------

CANADA (2.6%)
CHEMICALS (0.3%)
Potash Corporation of Saskatchewan                    7,863                 634,859
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.5%)
Research In Motion                                   14,087(b)            3,014,617
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
Shoppers Drug Mart                                   23,365               1,144,596
-----------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
Canadian Natl Railway                                 9,361                 487,989
-----------------------------------------------------------------------------------

CHINA (1.3%)
OIL, GAS & CONSUMABLE FUELS (0.8%)
CNOOC                                             1,355,300               1,612,829
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.5%)
China Merchants Holdings Intl                       214,000               1,038,902
-----------------------------------------------------------------------------------

FINLAND (0.8%)
COMMUNICATIONS EQUIPMENT (0.3%)
Nokia                                                21,010                 600,218
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FINLAND (CONT.)

PAPER & FOREST PRODUCTS (0.5%)
M-real Series B                                       8,680                 $54,847
UPM-Kymmene                                          41,664                 925,836
                                                                    ---------------
Total                                                                       980,683
-----------------------------------------------------------------------------------

FRANCE (10.3%)
AUTOMOBILES (0.2%)
Peugeot                                               4,950                 416,490
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.8%)
Compagnie de Saint-Gobain                            13,805               1,523,575
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.0%)
BNP Paribas                                           6,150                 676,077
Credit Agricole                                      35,810               1,368,358
                                                                    ---------------
Total                                                                     2,044,435
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
France Telecom                                       30,000                 806,570
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.0%)
Electricite de France                                20,169               2,043,000
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
ALSTOM                                                3,122                 561,419
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.2%)
Compagnie Generale de Geophysique-Veritas             1,979(b)              499,750
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Accor                                                22,286               1,898,243
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Thomson                                              37,860                 620,908
-----------------------------------------------------------------------------------

INSURANCE (0.5%)
AXA                                                  26,041               1,016,302
-----------------------------------------------------------------------------------

MEDIA (1.1%)
JC Decaux                                            50,287               1,561,020
Lagardere                                             6,970                 550,610
                                                                    ---------------
Total                                                                     2,111,630
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.2%)
Veolia Environnement                                 32,527               2,416,960
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FRANCE (CONT.)

OIL, GAS & CONSUMABLE FUELS (1.1%)
Total                                                26,922              $2,120,271
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.3%)
Sanofi-Aventis                                       29,570               2,476,994
-----------------------------------------------------------------------------------

GERMANY (8.2%)
AEROSPACE & DEFENSE (0.3%)
MTU Aero Engines Holding                              8,100                 546,587
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.8%)
Deutsche Post                                        55,290               1,620,147
-----------------------------------------------------------------------------------

AUTO COMPONENTS (2.2%)
Continental                                          30,127               4,355,404
-----------------------------------------------------------------------------------

AUTOMOBILES (1.0%)
BMW                                                  12,050                 749,619
DaimlerChrysler                                      13,050               1,181,864
                                                                    ---------------
Total                                                                     1,931,483
-----------------------------------------------------------------------------------

CHEMICALS (0.3%)
Linde                                                 5,390                 638,784
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Deutsche Telekom                                     61,420               1,055,520
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
E.ON                                                  4,080                 639,835
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.6%)
Siemens                                               8,880               1,123,965
-----------------------------------------------------------------------------------

INSURANCE (0.9%)
Allianz                                               3,810                 810,998
Hannover Rueckversicherung                            4,340                 193,076
Munich Re Group                                       4,640                 804,684
                                                                    ---------------
Total                                                                     1,808,758
-----------------------------------------------------------------------------------

MACHINERY (0.2%)
Heidelberger Druckmaschinen                           9,940                 484,904
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
RWE                                                   7,790                 825,396
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Beiersdorf                                            8,406                 583,362
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Adidas                                               12,440                 753,745
-----------------------------------------------------------------------------------

GREECE (0.5%)
ELECTRIC UTILITIES
Public Power                                         32,600                 970,794
-----------------------------------------------------------------------------------

GUERNSEY (0.3%)
SOFTWARE
Amdocs                                               15,932(b)              576,579
-----------------------------------------------------------------------------------

HONG KONG (5.0%)
COMMERCIAL BANKS (0.3%)
BOC Hong Kong Holdings                              247,000                 633,441
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.1%)
HongKong Electric Holdings                           42,000                 208,353
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HONG KONG (CONT.)

ELECTRICAL EQUIPMENT (0.2%)
Johnson Electric Holdings                           591,500                $313,124
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.2%)
Melco PBL Entertainment Macau ADR                   112,618(b)            1,493,316
Shangri-La Asia                                     404,000                 956,665
                                                                    ---------------
Total                                                                     2,449,981
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Hutchison Whampoa                                    87,500                 930,186
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Esprit Holdings                                     131,000               1,750,744
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.8%)
China Mobile                                        329,500               3,786,237
-----------------------------------------------------------------------------------

INDIA (0.8%)
COMMERCIAL BANKS
ICICI Bank ADR                                       34,052               1,509,185
-----------------------------------------------------------------------------------

IRELAND (0.1%)
COMMERCIAL BANKS
Bank of Ireland                                      15,701                 294,627
-----------------------------------------------------------------------------------

ISRAEL (0.3%)
PHARMACEUTICALS
Teva Pharmaceutical Inds ADR                         14,750                 619,795
-----------------------------------------------------------------------------------

ITALY (2.4%)
COMMERCIAL BANKS (0.5%)
UniCredito Italiano                                 109,420                 928,260
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Telecom Italia                                      364,600                 976,068
-----------------------------------------------------------------------------------

INSURANCE (0.3%)
Unipol                                              207,520                 695,486
-----------------------------------------------------------------------------------

MEDIA (0.5%)
Mediaset                                             92,440                 962,301
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.6%)
Eni                                                  21,410                 749,319
Saras                                                72,890                 433,600
                                                                    ---------------
Total                                                                     1,182,919
-----------------------------------------------------------------------------------

JAPAN (17.3%)
AUTO COMPONENTS (0.4%)
NGK Spark Plug                                       15,400                 279,484
NOK                                                  29,200                 591,365
                                                                    ---------------
Total                                                                       870,849
-----------------------------------------------------------------------------------

AUTOMOBILES (1.6%)
Nissan Motor                                        110,400               1,193,315
Toyota Motor                                         32,800               1,994,083
                                                                    ---------------
Total                                                                     3,187,398
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.9%)
Daikin Inds                                          30,993               1,210,912
JS Group                                             31,600                 595,667
                                                                    ---------------
Total                                                                     1,806,579
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.6%)
Nomura Holdings                                      65,600               1,245,227
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

CHEMICALS (0.7%)
Kuraray                                              22,500                $258,709
Sumitomo Chemical                                    70,500                 525,834
Teijin                                              101,600                 551,825
                                                                    ---------------
Total                                                                     1,336,368
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.3%)
77 Bank                                              74,300                 491,064
Mitsubishi UFJ Financial Group                          144               1,536,814
Mitsui Trust Holdings                               174,400               1,541,668
Mizuho Financial Group                                  154               1,084,685
Shinsei Bank                                         56,900                 212,561
Sumitomo Mitsui Financial Group                         190               1,717,148
                                                                    ---------------
Total                                                                     6,583,940
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.1%)
Fujitsu                                              42,000                 277,231
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Credit Saison                                        22,200                 543,069
SFCG                                                  1,720                 264,108
                                                                    ---------------
Total                                                                       807,177
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Nippon Electric Glass                                30,500                 475,566
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.4%)
AEON                                                 69,600               1,111,735
Lawson                                                7,300                 251,012
Matsumotokiyoshi                                     21,231                 473,950
Seven & I Holdings                                   36,300               1,019,446
                                                                    ---------------
Total                                                                     2,856,143
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
Funai Electric                                        2,500                 140,838
Sekisui Chemical                                     74,900                 584,421
Sekisui House                                        75,200                 933,141
                                                                    ---------------
Total                                                                     1,658,400
-----------------------------------------------------------------------------------

MACHINERY (0.8%)
Hino Motors                                          57,500                 404,729
Kubota                                               66,000                 548,058
THK                                                  23,800                 561,359
                                                                    ---------------
Total                                                                     1,514,146
-----------------------------------------------------------------------------------

MEDIA (0.4%)
Dentsu                                                  337                 861,857
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.5%)
Canon                                                11,706                 618,738
Ricoh                                                15,300                 331,665
                                                                    ---------------
Total                                                                       950,403
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Nippon Paper Group                                      187                 608,100
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.1%)
Astellas Pharma                                       7,500                 308,136
Chugai Pharmaceutical                                61,900               1,068,035
Takeda Pharmaceutical                                12,700                 827,329
                                                                    ---------------
Total                                                                     2,203,500
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

ROAD & RAIL (0.8%)
Central Japan Railway                                    64                $661,832
Nippon Express                                      188,900               1,023,442
                                                                    ---------------
Total                                                                     1,685,274
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.7%)
Rohm                                                 15,500               1,310,610
-----------------------------------------------------------------------------------

SOFTWARE (0.6%)
Nintendo                                              2,300               1,108,944
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Yamada Denki                                         13,100               1,301,723
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.1%)
Marubeni                                            183,000               1,754,812
Mitsubishi                                           18,100                 534,532
                                                                    ---------------
Total                                                                     2,289,344
-----------------------------------------------------------------------------------

MALAYSIA (0.3%)
COMMERCIAL BANKS
Malayan Banking                                     172,500                 606,450
-----------------------------------------------------------------------------------

MEXICO (1.9%)
BEVERAGES (0.2%)
Coca-Cola Femsa ADR                                   7,560                 343,451
-----------------------------------------------------------------------------------

MEDIA (1.1%)
Grupo Televisa ADR                                   84,095               2,123,399
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
America Movil ADR Series L                           21,133               1,265,444
-----------------------------------------------------------------------------------

NETHERLANDS (2.3%)
BEVERAGES (0.6%)
Heineken                                             19,209               1,217,420
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Koninklijke Philips Electronics                      11,840                 478,640
-----------------------------------------------------------------------------------

INSURANCE (0.4%)
Aegon                                                42,776                 774,568
-----------------------------------------------------------------------------------

METALS & MINING (0.2%)
Arcelor Mittal                                        7,936                 485,288
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
Royal Dutch Shell Series A                           44,472               1,727,569
-----------------------------------------------------------------------------------

SINGAPORE (1.3%)
COMMERCIAL BANKS (0.5%)
DBS Group Holdings                                   70,020               1,047,423
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
CapitaLand                                          320,000               1,550,212
-----------------------------------------------------------------------------------

SOUTH AFRICA (0.3%)
COMMERCIAL BANKS
Nedbank Group                                        27,545                 511,703
-----------------------------------------------------------------------------------

SOUTH KOREA (1.7%)
AUTOMOBILES (0.2%)
Hyundai Motor                                         5,087                 445,764
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SOUTH KOREA (CONT.)

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
KT ADR                                               23,980                $564,010
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Korea Electric Power ADR                             15,450                 366,629
-----------------------------------------------------------------------------------

METALS & MINING (0.3%)
POSCO                                                   870                 502,467
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
Samsung Electronics                                   1,741               1,147,917
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
SK Telecom ADR                                       16,550                 465,717
-----------------------------------------------------------------------------------

SPAIN (0.6%)
COMMERCIAL BANKS (0.4%)
Banco Santander Central Hispano                      40,090                 763,545
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
Repsol YPF                                           10,740                 404,902
-----------------------------------------------------------------------------------

SWEDEN (0.6%)
COMMUNICATIONS EQUIPMENT (0.5%)
Telefonaktiebolaget LM Ericsson ADR                   1,410                  52,748
Telefonaktiebolaget LM Ericsson Series B            229,500                 859,552
                                                                    ---------------
Total                                                                       912,300
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.1%)
Svenska Cellulosa Series B                           13,520                 238,749
-----------------------------------------------------------------------------------

SWITZERLAND (9.9%)
BIOTECHNOLOGY (0.6%)
Actelion                                             22,990(b)            1,225,614
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.5%)
UBS                                                  19,050               1,054,808
-----------------------------------------------------------------------------------

CHEMICALS (2.2%)
Ciba Specialty Chemicals                             21,297               1,294,819
Clariant                                             24,870(b)              385,664
Lonza Group                                          17,541               1,652,515
Syngenta                                              5,388               1,016,727
                                                                    ---------------
Total                                                                     4,349,725
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.7%)
Holcim                                               32,381               3,430,866
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.9%)
ABB                                                  74,402               1,789,573
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.6%)
Nestle                                                8,585               3,298,715
-----------------------------------------------------------------------------------

INSURANCE (0.2%)
Swiss Reinsurance                                     4,935                 423,506
-----------------------------------------------------------------------------------

MARINE (0.3%)
Kuehne & Nagel Intl                                   5,141                 502,979
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.9%)
Novartis                                             42,620               2,299,294
Roche Holding                                         8,742               1,548,521
                                                                    ---------------
Total                                                                     3,847,815
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TAIWAN (0.5%)
COMPUTERS & PERIPHERALS (0.2%)
Compal Electronics                                  413,000                $468,062
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
United Microelectronics ADR                         164,925                 532,708
-----------------------------------------------------------------------------------

UNITED KINGDOM (17.1%)
BEVERAGES (0.2%)
SABMiller                                            18,840                 483,182
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.5%)
Man Group                                            85,643                 973,985
-----------------------------------------------------------------------------------

CHEMICALS (0.2%)
Johnson Matthey                                      14,055                 482,034
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.4%)
HBOS                                                 39,592                 770,963
HSBC Holdings                                       120,910               2,240,467
Royal Bank of Scotland Group                        168,099               2,001,347
                                                                    ---------------
Total                                                                     5,012,777
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Rentokil Initial                                    354,710               1,110,453
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
Rexam                                                68,238                 691,235
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
British Energy Group                                 54,879                 550,215
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.1%)
Tesco                                               500,821               4,113,540
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Unilever                                             63,310               1,974,550
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.8%)
Reckitt Benckiser                                    28,320               1,515,285
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Smiths Group                                         17,773                 374,043
-----------------------------------------------------------------------------------

INSURANCE (1.0%)
Friends Provident                                   236,062                 886,609
Old Mutual                                          352,460               1,155,060
                                                                    ---------------
Total                                                                     2,041,669
-----------------------------------------------------------------------------------

MEDIA (2.3%)
British Sky Broadcasting Group ADR                  227,042               3,053,285
Reed Elsevier                                        60,180                 741,538
Trinity Mirror                                       42,020                 429,342
WPP Group                                            34,080                 488,383
                                                                    ---------------
Total                                                                     4,712,548
-----------------------------------------------------------------------------------

METALS & MINING (1.3%)
Anglo American                                       16,380                 950,995
Rio Tinto                                            22,188               1,600,774
                                                                    ---------------
Total                                                                     2,551,769
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Debenhams                                           215,630                 522,039
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.2%)
Centrica                                             61,770                 447,719
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

OIL, GAS & CONSUMABLE FUELS (1.2%)
BP                                                  202,518              $2,346,048
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
GlaxoSmithKline                                      68,799               1,741,170
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.5%)
Northern Rock                                        64,117               1,049,676
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
Vodafone Group                                      524,490               1,576,695
-----------------------------------------------------------------------------------

UNITED STATES (2.2%)
ENERGY EQUIPMENT & SERVICES (1.4%)
Schlumberger                                         29,304               2,775,675
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED STATES (CONT.)

HOTELS, RESTAURANTS & LEISURE (0.8%)
Las Vegas Sands                                      17,641(b)           $1,539,177
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $175,354,159)                                                   $196,123,661
-----------------------------------------------------------------------------------

PREFERRED STOCKS (0.3%)(C)
ISSUER                                            SHARES                   VALUE(A)

GERMANY
Henkel                                               10,060                $544,272
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $492,625)                                                           $544,272
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.1%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  2,230,622(d)           $2,230,622
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $2,230,622)                                                       $2,230,622
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $178,077,406)(e)                                                $198,898,555
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $178,077,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $25,965,000
Unrealized depreciation                                               (5,143,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $20,822,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                  RIVERSOURCE INTERNATIONAL SELECT VALUE FUND

                                AT JULY 31, 2007

INVESTMENTS IN SECURITIES

JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.3%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (3.2%)
COMMERCIAL BANKS (0.5%)
Natl Australia Bank                                 372,621             $12,116,471
-----------------------------------------------------------------------------------

INSURANCE (0.9%)
QBE Insurance Group                                 826,045              20,849,212
Suncorp-Metway                                       55,249                 902,661
                                                                    ---------------
Total                                                                    21,751,873
-----------------------------------------------------------------------------------

METALS & MINING (0.8%)
Zinifex                                           1,307,300              21,611,599
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.0%)
Macquarie Airports                                3,976,376              14,594,399
Macquarie Infrastructure Group                    3,969,700              10,955,537
                                                                    ---------------
Total                                                                    25,549,936
-----------------------------------------------------------------------------------

AUSTRIA (0.4%)
OIL, GAS & CONSUMABLE FUELS
OMV                                                 158,400               9,841,753
-----------------------------------------------------------------------------------

BELGIUM (1.3%)
DIVERSIFIED FINANCIAL SERVICES
Fortis                                              824,300              32,489,935
-----------------------------------------------------------------------------------

BRAZIL (1.2%)
COMMERCIAL BANKS (0.2%)
UNIBANCO - Uniao de Bancos Brasileiros GDR           52,900               6,170,256
-----------------------------------------------------------------------------------

METALS & MINING (1.0%)
Gerdau ADR                                          629,950              15,918,837
Usinas Siderurgicas de Minas Gerais Series A        158,200               9,750,903
                                                                    ---------------
Total                                                                    25,669,740
-----------------------------------------------------------------------------------

CANADA (3.1%)
COMMERCIAL BANKS (0.7%)
Bank of Nova Scotia                                      --                      13
Royal Bank of Canada                                337,793              17,127,137
                                                                    ---------------
Total                                                                    17,127,150
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
TELUS                                               273,160              14,974,124
-----------------------------------------------------------------------------------

INSURANCE (0.7%)
ING Canada                                          373,864              16,713,148
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CANADA (CONT.)

METALS & MINING (0.7%)
Teck Cominco Series B                               427,600             $18,959,018
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
EnCana                                              183,400              11,226,115
-----------------------------------------------------------------------------------

CHILE (0.5%)
METALS & MINING
Antofagasta                                         813,100              11,845,731
-----------------------------------------------------------------------------------

CHINA (0.3%)
OIL, GAS & CONSUMABLE FUELS
China Petroleum & Chemical Series H               6,084,000               6,456,073
-----------------------------------------------------------------------------------

DENMARK (0.5%)

COMMERCIAL BANKS
Danske Bank                                         324,200              13,655,639
-----------------------------------------------------------------------------------

FINLAND (0.6%)

COMMUNICATIONS EQUIPMENT
Nokia                                               511,700              14,618,340
-----------------------------------------------------------------------------------

FRANCE (12.3%)
AIRLINES (0.4%)
Air France-KLM                                      211,400(d)            9,515,815
-----------------------------------------------------------------------------------

AUTO COMPONENTS (1.0%)
Michelin Series B                                   185,100              24,440,010
-----------------------------------------------------------------------------------

AUTOMOBILES (2.0%)
Renault                                             359,000              51,885,880
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (4.2%)
BNP Paribas                                         392,630              43,162,322
Credit Agricole                                     710,210              27,138,259
Societe Generale                                    210,000              36,096,634
                                                                    ---------------
Total                                                                   106,397,215
-----------------------------------------------------------------------------------

MEDIA (0.8%)
Lagardere                                           244,000(d)           19,275,290
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.4%)
Total                                               790,800              62,280,294
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.5%)
Sanofi-Aventis                                      460,626              38,585,311
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

GERMANY (16.1%)
AIRLINES (1.2%)
Deutsche Lufthansa                                1,070,000             $30,054,242
-----------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
DaimlerChrysler                                     111,400              10,088,866
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
Deutsche Bank                                       239,900              32,689,977
-----------------------------------------------------------------------------------

CHEMICALS (2.2%)
BASF                                                438,900              56,769,013
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Deutsche Telekom                                  1,447,900              24,882,572
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.5%)
E.ON                                                399,000              62,572,137
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
EPCOS                                               297,300               5,978,899
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Fresenius Medical Care & Co                         105,000               4,962,814
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
TUI                                                 621,400(b,d)         17,489,338
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Siemens                                             107,000              13,543,267
-----------------------------------------------------------------------------------

INSURANCE (4.5%)
Allianz                                             277,900              59,153,891
Munich Re Group                                     321,100              55,686,195
                                                                    ---------------
Total                                                                   114,840,086
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
RWE                                                 334,370              35,428,474
-----------------------------------------------------------------------------------

GREECE (0.5%)
ELECTRIC UTILITIES
Public Power                                        406,500              12,105,147
-----------------------------------------------------------------------------------

HONG KONG (0.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
China Netcom Group Corp Hong Kong                 2,953,000               7,531,897
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Sino Land                                         1,823,870              $4,062,040
-----------------------------------------------------------------------------------

INDIA (0.3%)
COMMERCIAL BANKS
State Bank of India GDR                              96,500               8,878,000
-----------------------------------------------------------------------------------

ITALY (5.0%)
COMMERCIAL BANKS (1.3%)
Banco Popolare                                      209,500(b)            5,173,929
Intesa Sanpaolo                                   3,643,375              27,562,800
                                                                    ---------------
Total                                                                    32,736,729
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
Buzzi Unicem                                        570,781              17,523,994
-----------------------------------------------------------------------------------

INSURANCE (0.5%)
Fondiaria - SAI                                     285,500              13,135,230
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.5%)
Eni                                               1,850,500(d)           64,764,815
-----------------------------------------------------------------------------------

JAPAN (23.1%)
AUTOMOBILES (4.5%)
Honda Motor                                         756,600              27,472,910
Isuzu Motors                                      3,469,000              18,833,057
Nissan Motor                                      2,173,400              23,492,311
Toyota Motor                                        796,000              48,392,997
                                                                    ---------------
Total                                                                   118,191,275
-----------------------------------------------------------------------------------

CHEMICALS (0.9%)
Mitsubishi Chemical Holdings                        980,500               8,912,921
Mitsui Chemicals                                  1,685,000              13,073,352
                                                                    ---------------
Total                                                                    21,986,273
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.0%)
Mitsubishi UFJ Financial Group                        3,646              38,911,281
Sumitomo Mitsui Financial Group                       4,053              36,629,495
                                                                    ---------------
Total                                                                    75,540,776
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.5%)
Toshiba                                           4,091,000              38,370,106
-----------------------------------------------------------------------------------

CONSUMER FINANCE (1.4%)
ORIX                                                147,000              35,283,872
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
Nippon Telegraph & Telephone                          5,386              23,425,572
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.6%)
Kyushu Electric Power                               622,900              14,796,082
Tokyo Electric Power                                943,200              25,180,517
                                                                    ---------------
Total                                                                    39,976,599
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Alps Electric                                       567,100               5,621,025
Hitachi                                           1,390,000               9,997,217
Oki Electric Industry                             3,367,000(d)            6,478,522
                                                                    ---------------
Total                                                                    22,096,764
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Sharp                                             1,387,000              23,904,246
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

MARINE (1.5%)
Mitsui OSK Lines                                  2,129,000             $33,238,619
Nippon Yusen Kabushiki Kaisha                       574,000               5,787,133
                                                                    ---------------
Total                                                                    39,025,752
-----------------------------------------------------------------------------------

METALS & MINING (2.5%)
JFE Holdings                                        856,200              58,720,726
Sumitomo Metal Inds                                 873,000               5,027,433
                                                                    ---------------
Total                                                                    63,748,159
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (1.0%)
Canon                                               473,800              25,043,436
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
Nippon Mining Holdings                            2,309,000              23,213,341
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Leopalace21                                         203,600               6,436,753
-----------------------------------------------------------------------------------

ROAD & RAIL (0.6%)
East Japan Railway                                    2,019              14,975,424
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Mitsubishi                                          183,000               5,404,389
Mitsui & Co                                         582,000              13,677,890
                                                                    ---------------
Total                                                                    19,082,279
-----------------------------------------------------------------------------------

LUXEMBOURG (0.3%)
MEDIA
SES FDR                                             317,200               6,717,423
-----------------------------------------------------------------------------------

NETHERLANDS (6.7%)
AEROSPACE & DEFENSE (0.6%)
European Aeronautic Defence and Space               541,086(d)           16,223,539
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
ABN AMRO Holding                                    418,001              20,625,007
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (--%)
Corporate Express                                    46,200                 625,612
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.2%)
ING Groep                                         1,280,624              54,063,865
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Koninklijke Ahold                                 1,989,900(b)           25,189,796
-----------------------------------------------------------------------------------

MEDIA (0.2%)
Wolters Kluwer                                      211,600               6,198,817
-----------------------------------------------------------------------------------

METALS & MINING (1.7%)
Arcelor Mittal                                      674,697              41,317,114
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
Royal Dutch Shell Series A                          162,152               6,297,268
-----------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.2%)
WIRELESS TELECOMMUNICATION SERVICES
Philippine Long Distance Telephone                   98,000               5,572,201
-----------------------------------------------------------------------------------

SOUTH AFRICA (0.4%)
COMMERCIAL BANKS (0.1%)
Standard Bank Group                                 243,000               3,441,956
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SOUTH AFRICA (CONT.)

INSURANCE (0.3%)
Sanlam                                            2,371,000              $7,524,148
-----------------------------------------------------------------------------------

SOUTH KOREA (1.8%)
AUTO COMPONENTS (0.2%)
Hyundai Mobis                                        52,200               5,616,981
-----------------------------------------------------------------------------------

CHEMICALS (0.4%)
Honam Petrochemical                                  66,000               9,009,465
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
Industrial Bank of Korea                            194,500               4,445,744
Kookmin Bank                                         53,900               4,698,702
Shinhan Financial Group                              83,700               5,657,232
                                                                    ---------------
Total                                                                    14,801,678
-----------------------------------------------------------------------------------

METALS & MINING (0.3%)
POSCO                                                11,800               6,815,075
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Hynix Semiconductor                                 151,600(b)            6,100,795
Samsung Electronics                                   6,700               4,417,602
                                                                    ---------------
Total                                                                    10,518,397
-----------------------------------------------------------------------------------

SPAIN (1.3%)
OIL, GAS & CONSUMABLE FUELS
Repsol YPF                                          894,900(d)           33,738,047
-----------------------------------------------------------------------------------

SWEDEN (0.3%)
HOUSEHOLD DURABLES
Electrolux Series B                                 341,500               8,542,590
-----------------------------------------------------------------------------------

SWITZERLAND (2.1%)
CAPITAL MARKETS (0.9%)
Credit Suisse Group                                 353,000              23,030,702
-----------------------------------------------------------------------------------

METALS & MINING (1.2%)
Xstrata                                             467,940              29,826,334
-----------------------------------------------------------------------------------

TAIWAN (0.9%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
AU Optronics                                      1,507,920               2,547,949
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
Siliconware Precision Inds                        4,247,636               8,097,501
Taiwan Semiconductor Mfg                          3,873,490               7,587,196
United Microelectronics                           8,081,828               4,487,810
                                                                    ---------------
Total                                                                    20,172,507
-----------------------------------------------------------------------------------

THAILAND (0.2%)
OIL, GAS & CONSUMABLE FUELS
PTT                                                 540,800               5,621,052
-----------------------------------------------------------------------------------

UNITED KINGDOM (12.7%)
AEROSPACE & DEFENSE (0.9%)
BAE Systems                                       2,605,500              22,088,146
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.9%)
Barclays                                          2,377,900              33,399,926
HBOS                                              1,517,600              29,551,751
Royal Bank of Scotland Group                      2,877,944              34,264,125
                                                                    ---------------
Total                                                                    97,215,802
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

HOTELS, RESTAURANTS & LEISURE (0.5%)
Greene King                                         255,000              $5,158,196
Whitbread                                           242,686               8,146,779
                                                                    ---------------
Total                                                                    13,304,975
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Taylor Wimpey                                     1,998,708              13,167,106
-----------------------------------------------------------------------------------

INSURANCE (1.7%)
Aviva                                             1,861,192              25,864,688
Friends Provident                                 3,490,184              13,108,535
Royal & SunAlliance Insurance Group               1,520,750               4,076,707
                                                                    ---------------
Total                                                                    43,049,930
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
Home Retail Group                                 1,403,600              11,656,761
-----------------------------------------------------------------------------------

METALS & MINING (0.2%)
Kazakhmys                                           202,800               5,161,577
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Centrica                                          1,456,700              10,558,394
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

OIL, GAS & CONSUMABLE FUELS (0.3%)
BP                                                  767,500              $8,891,019
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.8%)
AstraZeneca                                         579,900              29,970,732
GlaxoSmithKline                                     639,400              16,181,979
                                                                    ---------------
Total                                                                    46,152,711
-----------------------------------------------------------------------------------

TOBACCO (0.5%)
British American Tobacco                            401,200              12,965,056
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.5%)
Vodafone Group                                   13,142,350              39,507,851
-----------------------------------------------------------------------------------

UNITED STATES (0.5%)
METALS & MINING
Gerdau Ameristeel                                 1,051,200              13,874,106
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,802,692,192)                                               $2,455,125,837
-----------------------------------------------------------------------------------

PREFERRED STOCKS (0.7%)(c)
ISSUER                                            SHARES                   VALUE(A)
BRAZIL (0.5%)
Petroleo Brasileiro                                 524,700             $14,762,415
-----------------------------------------------------------------------------------

SOUTH KOREA (0.2%)
Samsung Electronics                                   8,800               4,353,312
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $16,039,808)                                                     $19,115,727
-----------------------------------------------------------------------------------

MONEY MARKET FUND (3.5%)(e,f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 88,916,911(g)          $88,916,911
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $88,916,911)                                                     $88,916,911
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,907,648,911)(h)                                            $2,563,158,475
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At July 31, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.5% of net assets. 3.0% of net assets is the Fund's cash equivalent position.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
Dow Jones EURO STOXX 50 Index, Sept. 2007                               561

(g) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $1,907,649,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $675,954,000
Unrealized depreciation                                               (20,445,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $655,509,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT

                               PORTFOLIO HOLDINGS

                                      FOR

                    RIVERSOURCE INTERNATIONAL SMALL CAP FUND

                                AT JULY 31, 2007

INVESTMENTS IN SECURITIES

JULY 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.3%)(c)
ISSUER                                            SHARES                    VALUE(A)
AUSTRALIA (4.4%)
BUILDING PRODUCTS (0.1%)
Crane Group                                            8,550                $130,531
------------------------------------------------------------------------------------

CHEMICALS (0.1%)
Dyno Nobel                                            70,482                 127,841
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Candle Australia                                      37,990                 121,478
PMP                                                  122,200(b)              169,636
                                                                     ---------------
Total                                                                        291,114
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Boart Longyear Group                                  63,100(b)              125,236
United Group                                          14,850                 232,788
                                                                     ---------------
Total                                                                        358,024
------------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Pacific Brands                                        83,700                 254,507
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Challenger Financial Services Group                   31,950                 149,545
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.1%)
Neptune Marine Services                              137,866(b)              113,909
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.1%)
Tassal Group                                          36,525                 109,093
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Ramsay Health Care                                    23,800                 215,627
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
MFS                                                   44,650                 196,399
------------------------------------------------------------------------------------

MACHINERY (0.3%)
Bradken                                               48,934                 421,009
------------------------------------------------------------------------------------

MEDIA (0.1%)
West Australian Newspapers Holdings                    8,223                  99,009
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
AUSTRALIA (CONT.)

METALS & MINING (0.8%)
Independence Group                                    61,500                $311,973
Jubilee Mines                                         16,750                 219,631
Kagara Zinc                                           27,900                 151,815
MacArthur Coal                                         4,337                  24,692
Sally Malay Mining                                   116,300(b)              368,028
                                                                     ---------------
Total                                                                      1,076,139
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
David Jones                                           89,600                 433,849
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.2%)
DUET Group                                            76,100                 212,781
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
AED Oil                                               35,938(b)              239,002
Australian Worldwide Exploration                     108,200(b)              312,072
                                                                     ---------------
Total                                                                        551,074
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.7%)
ING Industrial Fund Unit                              50,100                 105,371
Macquarie DDR Trust Unit                             469,500                 474,256
Rubicon Europe Trust Group                           297,500                 247,112
                                                                     ---------------
Total                                                                        826,739
------------------------------------------------------------------------------------

AUSTRIA (0.7%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Austria Technologie & Systemtechnik                    3,572                  86,485
------------------------------------------------------------------------------------

MACHINERY (0.6%)
Andritz                                               11,388                 772,741
------------------------------------------------------------------------------------

BELGIUM (0.2%)
COMMUNICATIONS EQUIPMENT
EVS Broadcast Equipment                                2,346                 231,061
Option                                                 2,500(b)               31,178
                                                                     ---------------
Total                                                                        262,239
------------------------------------------------------------------------------------

BRAZIL (0.3%)
ROAD & RAIL
Localiza Rent A Car                                   33,000                 339,294
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CANADA (3.0%)
AIRLINES (0.4%)
Transat AT Series B                                    8,900                $258,708
WestJet Airlines                                      15,900(b)              231,018
                                                                     ---------------
Total                                                                        489,726
------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Martinrea Intl                                        13,200(b)              197,728
------------------------------------------------------------------------------------

CAPITAL MARKETS (0.1%)
AGF Management Cl B                                    5,200                 179,426
------------------------------------------------------------------------------------

CHEMICALS (0.3%)
Atrium Innovations                                     7,200(b)              181,215
Neo Material Technologies                             39,400(b)              169,891
                                                                     ---------------
Total                                                                        351,106
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.2%)
Ensign Energy Services                                 8,400                 141,653
Trinidad Energy Services Income Trust Unit             9,200                 125,047
                                                                     ---------------
Total                                                                        266,700
------------------------------------------------------------------------------------

MEDIA (0.3%)
Aeroplan Income Fund Unit                              8,800                 172,733
Quebecor Cl B                                          5,900                 212,374
                                                                     ---------------
Total                                                                        385,107
------------------------------------------------------------------------------------

METALS & MINING (0.4%)
Major Drilling Group Intl                              7,500(b)              320,725
Thompson Creek Metals                                  9,500(b)              184,960
                                                                     ---------------
Total                                                                        505,685
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.0%)
Baytex Energy Trust Unit                               7,100                 137,434
Oilexco                                               33,600(b)              404,093
Pacific Stratus Energy                                25,700(b)              393,884
Petrolifera Petroleum                                  8,800(b)              158,250
Rally Energy                                          33,700(b)              205,966
                                                                     ---------------
Total                                                                      1,299,627
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Superior Plus Income Fund Unit                        10,000                 140,139
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS AT JULY 31,
2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CHINA (3.8%)
CHEMICALS (0.2%)
China BlueChemical Series H                          326,000                $188,587
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
CSG Holding Series B                                 208,300                 251,531
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
BYD Series H                                          55,500                 399,559
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
China Huiyuan Juice Group                            180,500(b)              261,006
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.1%)
SINA                                                   4,200(b)              180,684
------------------------------------------------------------------------------------

IT SERVICES (0.2%)
TravelSky Technology Series H                        274,000                 258,402
------------------------------------------------------------------------------------

MACHINERY (0.9%)
China Infrastructure Machinery Holdings              162,000                 360,581
Guangzhou Shipyard Intl Series H                      50,000(b)              313,367
Shanghai Zhenhua Port Machinery Series B             157,000                 333,782
                                                                     ---------------
Total                                                                      1,007,730
------------------------------------------------------------------------------------

MARINE (0.2%)
China Shipping Development Series H                  118,000                 305,089
------------------------------------------------------------------------------------

METALS & MINING (0.7%)
Angang New Steel Series H                            184,000                 507,622
China Molybdenum Series H                             10,000(b)               21,442
Chongqing Iron & Steel Series H                      352,000                 181,239
FerroChina                                           129,000                 207,224
                                                                     ---------------
Total                                                                        917,527
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Guangzhou R&F Properties Series H                     74,400                 270,283
------------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
Shanghai Jin Jiang Intl Hotels Group Series H        428,000                 217,790
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
ANTA Sports Products                                 100,000(b)              108,998
China Hongxing Sports                                400,000                 206,467
Hongguo Intl Holdings                                266,000                 180,392
                                                                     ---------------
Total                                                                        495,857
------------------------------------------------------------------------------------

DENMARK (3.5%)
BEVERAGES (0.7%)
Royal Unibrew                                          6,441                 871,797
------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Genmab                                                 6,602(b)              405,515
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.1%)
FLSmidth & Co                                         14,638               1,289,546
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
DENMARK (CONT.)

HOUSEHOLD DURABLES (0.6%)
Bang & Olufsen Series B                                6,837                $792,910
------------------------------------------------------------------------------------

MACHINERY (0.8%)
NKT Holding                                            9,416               1,001,352
------------------------------------------------------------------------------------

FINLAND (2.1%)
AUTO COMPONENTS (0.6%)
Nokian Renkaat                                        22,381                 737,700
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Lassila & Tikanoja                                    12,443                 378,679
------------------------------------------------------------------------------------

MACHINERY (0.3%)
KCI Konecranes                                         9,492                 384,198
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.9%)
Ramirent                                              39,283               1,089,139
------------------------------------------------------------------------------------

FRANCE (3.5%)
BEVERAGES (0.3%)
Laurent-Perrier Group                                  1,921                 315,937
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Neuf Cegetel                                           6,800                 265,876
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Ingenico                                              15,519                 424,581
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Guerbet                                                2,001                 410,674
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Kaufman & Broad                                        2,700                 185,339
Nexity                                                   400                  29,861
                                                                     ---------------
Total                                                                        215,200
------------------------------------------------------------------------------------

MEDIA (0.4%)
SR Teleperformance                                    13,654                 552,919
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Sechilienne-Sidec                                      8,688                 634,076
------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.5%)
Neopost                                                4,733                 684,126
------------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Virbac                                                 3,188                 273,198
------------------------------------------------------------------------------------

SOFTWARE (0.2%)
Ubisoft Entertainment                                  3,300(b)              214,968
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.4%)
IMS-Intl Metal Service                                 9,900                 454,747
------------------------------------------------------------------------------------

GERMANY (8.0%)
AIRLINES (0.2%)
Deutsche Lufthansa                                    10,850                 304,756
------------------------------------------------------------------------------------

AUTO COMPONENTS (1.0%)
ElringKlinger                                          9,004                 757,608
LEONI                                                  7,600                 372,593
                                                                     ---------------
Total                                                                      1,130,201
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.5%)
Pfleiderer                                            24,621                 662,369
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
GERMANY (CONT.)

CAPITAL MARKETS (0.2%)
AWD Holding                                            2,639                $102,896
MPC Capital                                            1,800                 171,365
                                                                     ---------------
Total                                                                        274,261
------------------------------------------------------------------------------------

CHEMICALS (0.2%)
Lanxess                                                4,900                 263,092
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.1%)
Drillisch                                             18,600(b)              166,593
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.6%)
Wincor Nixdorf                                         8,429                 745,777
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
BAUER                                                  7,585                 555,576
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
ARQUES Inds                                            6,050                 312,795
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
EPCOS                                                 12,100                 243,339
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.6%)
Celesio                                                8,600                 519,258
Fresenius Medical Care & Co                            5,250                 248,141
                                                                     ---------------
Total                                                                        767,399
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Rational                                               2,005                 401,129
------------------------------------------------------------------------------------

INSURANCE (0.2%)
AMB Generali Holding                                   1,756                 262,772
------------------------------------------------------------------------------------

MACHINERY (0.2%)
Duerr                                                  6,400(b)              268,830
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.6%)
Symrise                                               27,780(b)              788,764
------------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
STADA Arzneimittel                                     4,400                 285,452
------------------------------------------------------------------------------------

SOFTWARE (0.5%)
Software                                               5,940                 592,558
------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Fielmann                                              16,661               1,019,190
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.9%)
Kloeckner & Co                                        13,292                 988,758
------------------------------------------------------------------------------------

GREECE (1.6%)
DIVERSIFIED FINANCIAL SERVICES (0.9%)
Hellenic Exchanges Holding                            37,843               1,046,682
------------------------------------------------------------------------------------

METALS & MINING (0.7%)
Mytilineos Holdings                                   10,540                 569,987
Sidenor Steel Products Mfg                            17,840                 356,736
                                                                     ---------------
Total                                                                        926,723
------------------------------------------------------------------------------------

HONG KONG (2.2%)
AUTO COMPONENTS (0.2%)
Xinyi Glass Holdings                                 254,000                 258,952
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS AT JULY 31,
2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
HONG KONG (CONT.)

COMMUNICATIONS EQUIPMENT (0.1%)
AAC Acoustic Technologies Holdings                    34,000(b)              $40,266
Vtech Holdings                                        11,000                  97,472
                                                                     ---------------
Total                                                                        137,738
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.1%)
TPV Technology                                       140,000                 107,244
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.1%)
Chaoda Modern Agriculture                            166,000                 123,544
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.1%)
FU JI Food & Catering Services Holdings               37,000                 105,549
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
NWS Holdings                                          66,000                 158,962
------------------------------------------------------------------------------------

MARINE (0.4%)
Jinhui Shipping & Transportation                      12,000                 140,629
Pacific Basin Shipping                               210,000                 306,875
                                                                     ---------------
Total                                                                        447,504
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.1%)
Hans Energy                                        1,220,000(b)              167,892
------------------------------------------------------------------------------------

PHARMACEUTICALS (--%)
Far East Pharmaceutical Technology                 1,181,200(b,d,e)               --
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
China Overseas Land & Investment                     204,625                 433,432
Far East Consortium Intl                             475,000                 228,417
                                                                     ---------------
Total                                                                        661,849
------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.1%)
I.T                                                  636,000                 161,021
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
China Ting Group Holdings                            524,000                 160,728
EganaGoldpfeil Holdings                              266,000                  94,134
Glorious Sun Enterprises                             110,000                  54,826
Shenzhou Intl Group Holdings                         153,000                  77,097
                                                                     ---------------
Total                                                                        386,785
------------------------------------------------------------------------------------

INDONESIA (0.3%)
COMMERCIAL BANKS (0.2%)
Bank Danamon                                         220,000                 197,150
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Ramayana Lestari Sentosa                           1,187,000                 124,268
------------------------------------------------------------------------------------

IRELAND (0.9%)
BUILDING PRODUCTS (0.6%)
Kingspan Group                                        31,869                 763,173
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Smurfit Kappa Group                                    5,700(b)              133,751
------------------------------------------------------------------------------------

SOFTWARE (0.2%)
Norkom Group                                          89,670(b)              246,253
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ISRAEL (0.6%)
CHEMICALS (0.3%)
Makhteshim-Agan Inds                                  47,861                $348,051
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Bezeq Israeli Telecommunication                      235,000                 382,353
------------------------------------------------------------------------------------

ITALY (2.4%)
AUTO COMPONENTS (0.4%)
Brembo                                                31,100                 448,925
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Permasteelisa                                          5,900                 183,813
------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.3%)
Banca Piccolo Credito Valtellinese                    10,089                 143,910
Banco Popolare                                        11,800(b)              291,420
                                                                     ---------------
Total                                                                        435,330
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.4%)
Digital Multimedia Technologies                        5,390(b)              469,111
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Trevi Finanziaria                                     19,200                 359,229
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.1%)
Indesit                                                7,400                 162,437
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
ASM                                                   93,035                 502,349
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Tod's                                                  4,650                 424,650
------------------------------------------------------------------------------------

JAPAN (22.2%)
AIR FREIGHT & LOGISTICS (0.3%)
Kintetsu World Express                                 8,400                 333,669
------------------------------------------------------------------------------------

AUTO COMPONENTS (2.6%)
Eagle Industry                                        44,000                 657,034
Exedy                                                 20,900                 625,759
FCC                                                   14,900                 261,670
Koito Mfg                                             18,000                 210,772
Musashi Seimitsu Industry                              9,500                 246,794
Nissin Kogyo                                          16,700                 491,565
Sanden                                                40,000                 186,464
TBK                                                   38,000                 141,682
Teikoku Piston Ring                                   18,100                 138,611
Yokohama Rubber                                       60,000                 428,940
                                                                     ---------------
Total                                                                      3,389,291
------------------------------------------------------------------------------------

BEVERAGES (0.4%)
Asahi Soft Drinks                                     18,000                 266,454
Coca-Cola West Holdings                                9,100                 189,852
                                                                     ---------------
Total                                                                        456,306
------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.0%)
Nichias                                               81,000                 813,109
Nitto Boseki                                         111,000                 403,770
                                                                     ---------------
Total                                                                      1,216,879
------------------------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
Okasan Holdings                                       33,000                 208,862
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
JAPAN (CONT.)

CHEMICALS (1.8%)
Chugoku Marine Paints                                 40,000                $525,036
Denki Kagaku Kogyo Kabushiki Kaisha                  102,000                 507,480
Fujimi                                                 8,600                 215,889
Lintec                                                12,700                 250,119
Nifco                                                 14,400                 338,452
Nippon Synthetic Chemical Industry                    70,000                 350,915
Taiyo Ink Mfg                                          7,500                 221,537
                                                                     ---------------
Total                                                                      2,409,428
------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
77 Bank                                               65,000                 429,598
Kagoshima Bank                                        18,000                 131,509
Yamaguchi Financial Group                              9,000                 113,112
                                                                     ---------------
Total                                                                        674,219
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.1%)
en-japan                                                  42                 161,219
Intelligence                                              58                 106,042
Moshi Moshi Hotline                                    8,800                 372,153
Nissha Printing                                        3,900                  99,948
Park24                                                10,100                 101,406
SATO                                                   8,600                 155,160
Secom Techno Service                                   4,000                 158,404
Sohgo Security Services                               12,100                 199,679
Takeei                                                   100                  14,562
                                                                     ---------------
Total                                                                      1,368,573
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (--%)
MCJ                                                       69(b)               34,917
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
La Parler                                                 70                  70,407
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Mitsubishi UFJ Lease & Finance                         5,000                 222,193
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.1%)
Okinawa Electric Power                                 1,870                 105,759
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
Daihen                                                28,000                 157,358
Hitachi Cable                                         78,000                 480,844
Toyo Tanso                                             4,600                 422,412
                                                                     ---------------
Total                                                                      1,060,614
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
IRISO Electronics                                      4,300                 118,329
Japan Aviation Electronics Industry                   20,000                 298,221
Kaga Electronics                                       6,400                 111,860
Nihon Dempa Kogyo                                      4,500                 255,461
Star Micronics                                        18,000                 528,400
Taiyo Yuden                                           12,000                 258,946
Yaskawa Electric                                      33,000                 399,867
                                                                     ---------------
Total                                                                      1,971,084
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Modec                                                 11,500                 439,221
Shinko Plantech                                       47,000                 597,911
                                                                     ---------------
Total                                                                      1,037,132
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS AT JULY 31,
2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
JAPAN (CONT.)

FOOD & STAPLES RETAILING (0.2%)
Ministop                                              10,100                $190,984
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Morinaga Milk Industry                                33,000                 131,097
Unicharm PetCare                                       2,900                 117,942
Yamazaki Baking                                       24,000                 192,672
                                                                     ---------------
Total                                                                        441,711
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
MANI                                                   2,200                 125,492
Miraca Holdings                                        7,600                 140,005
NIPRO                                                 11,000                 231,207
Sysmex                                                 8,700                 336,352
                                                                     ---------------
Total                                                                        833,056
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Toho Pharmaceutical                                   18,700                 308,387
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
H.I.S.                                                14,200                 365,142
Kyoritsu Maintenance                                  11,580                 260,690
Resorttrust                                           19,400                 463,354
St. Marc Holdings                                      3,300                 155,026
                                                                     ---------------
Total                                                                      1,244,212
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.1%)
D&M Holdings                                          49,000                 176,523
------------------------------------------------------------------------------------

INSURANCE (0.3%)
Fuji Fire & Marine Insurance                          84,000                 321,788
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
DeNA                                                      65                 272,688
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.1%)
Kakaku.com                                                74                 181,462
------------------------------------------------------------------------------------

IT SERVICES (0.8%)
Digital Garage                                            94(b)              100,040
Hitachi Systems & Services                             7,400                 151,015
Obic                                                   1,670                 329,327
Otsuka                                                 4,300                 404,556
                                                                     ---------------
Total                                                                        984,938
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Daikoku Denki                                          4,500                  75,104
Tamron                                                13,300                 404,085
                                                                     ---------------
Total                                                                        479,189
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
EPS                                                       46                 148,265
------------------------------------------------------------------------------------

MACHINERY (1.7%)
Amano                                                 11,000                 147,723
Harmonic Drive Systems                                    26                 125,980
Japan Steel Works                                     29,000                 461,603
KITZ                                                  18,000                 180,909
Nabtesco                                              30,000                 448,698
Oiles                                                 10,500                 238,755
Sasebo Heavy Inds                                     43,000                 237,559
Toshiba Machine                                       18,000                 163,454
Union Tool                                             5,700                 265,688
                                                                     ---------------
Total                                                                      2,270,369
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
JAPAN (CONT.)

MARINE (0.1%)
Daiichi Chuo Kisen Kaisha                             12,000                 $86,738
------------------------------------------------------------------------------------

MEDIA (0.1%)
Daiichikosho                                          16,000                 173,342
------------------------------------------------------------------------------------

METALS & MINING (0.7%)
Dowa Holdings                                         39,000                 465,650
Furukawa-Sky Aluminum                                 62,000                 259,218
Pacific Metals                                        12,000                 207,770
                                                                     ---------------
Total                                                                        932,638
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.4%)
Don Quijote                                           22,700                 450,435
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Fancl                                                 13,300                 192,438
------------------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
Hisamitsu Pharmaceutical                               9,000                 256,287
Rohto Pharmaceutical                                  15,000                 157,270
Tsumura & Co                                          10,100                 173,902
                                                                     ---------------
Total                                                                        587,459
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
Ardepro                                                  438                 121,650
Kenedix                                                  238                 398,213
Land Business                                             16                  14,424
Tosei                                                    359                 306,405
                                                                     ---------------
Total                                                                        840,692
------------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
Sankyu                                                43,000                 213,929
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
Disco                                                  3,900                 212,572
Miraial                                                2,800                 172,128
Sumco Techxiv                                          1,100                  76,006
ULVAC                                                  4,500                 182,909
                                                                     ---------------
Total                                                                        643,615
------------------------------------------------------------------------------------

SOFTWARE (0.1%)
Works Applications                                       232                 159,086
------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Culture Convenience Club                              28,900                 149,160
Nishimatsuya Chain                                    14,500                 235,330
Telepark                                                  86                 120,311
USS                                                    5,600                 373,990
XEBIO                                                  8,200                 231,483
                                                                     ---------------
Total                                                                      1,110,274
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Sanyo Shokai                                          29,000                 246,021
------------------------------------------------------------------------------------

MALAYSIA (0.7%)
CONSTRUCTION & ENGINEERING (0.2%)
Muhibbah Engineering                                  99,100                 280,434
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.1%)
Sarawak Energy                                       120,800                  81,313
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
IGB                                                  113,700                  86,798
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
DiGi.Com                                              68,100                 423,444
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MEXICO (0.9%)
FOOD & STAPLES RETAILING (0.3%)
Controladora Comercial Mexicana Unit                 118,000                $324,554
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Consorcio ARA                                        289,000                 421,656
Corporacion GEO Series B                              80,000(b)              437,886
                                                                     ---------------
Total                                                                        859,542
------------------------------------------------------------------------------------

NETHERLANDS (5.5%)
COMMERCIAL SERVICES & SUPPLIES (0.2%)
USG People                                             6,600                 258,365
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.9%)
Arcadis                                               12,480               1,161,627
Grontmij                                               4,000                 219,266
Imtech                                                11,441               1,017,439
                                                                     ---------------
Total                                                                      2,398,332
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
Draka Holding                                         17,023                 927,407
------------------------------------------------------------------------------------

MACHINERY (1.4%)
Aalberts Inds                                         61,367               1,702,081
------------------------------------------------------------------------------------

MEDIA (0.3%)
Wolters Kluwer                                        12,000                 351,540
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
ASM Intl                                               8,800                 247,777
------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
Beter Bed Holding                                     11,250                 390,267
Macintosh Retail Group                                 7,200                 293,311
                                                                     ---------------
Total                                                                        683,578
------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Smit Intl                                              4,400                 358,505
------------------------------------------------------------------------------------

NEW ZEALAND (0.2%)
AIRLINES
Air New Zealand                                      136,600                 276,211
------------------------------------------------------------------------------------

NORWAY (1.4%)
CAPITAL MARKETS (0.3%)
Acta Holding                                          72,000                 325,029
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Electromagnetic GeoServices                            8,000(b)              158,537
Petroleum Geo-Services                                 7,644                 181,629
Prosafe                                               22,500                 348,638
Sevan Marine                                          59,218(b)              536,337
                                                                     ---------------
Total                                                                      1,225,141
------------------------------------------------------------------------------------

IT SERVICES (0.2%)
Ementor                                               29,000(b)              247,022
------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.5%)
CHEMICALS (--%)
Chemrez Technologies                                 139,000(b)               15,743
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Megaworld                                          3,939,000                 328,147
------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Intl Container Terminal Services                     185,600                 127,194
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS AT JULY 31,
2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
PHILIPPINE ISLANDS (CONT.)

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Globe Telecom                                          5,500                $158,338
------------------------------------------------------------------------------------

PORTUGAL (0.6%)
CONSTRUCTION & ENGINEERING (0.2%)
Teixeira Duarte - Engenharia Construcoes              40,700                 198,140
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.2%)
Jeronimo Martins                                      39,110                 233,003
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Portucel - Empresa Produtora de Pasta e Papel         80,917                 337,010
------------------------------------------------------------------------------------

RUSSIA (0.1%)
METALS & MINING
Chelyabinsk Zink Plant GDR                             6,300(b)               94,374
------------------------------------------------------------------------------------

SINGAPORE (1.5%)
HEALTH CARE PROVIDERS & SERVICES (0.3%)
Parkway Holdings                                     159,600                 402,860
------------------------------------------------------------------------------------

MACHINERY (0.2%)
Inter-Roller Engineering                             310,000                 240,567
------------------------------------------------------------------------------------

MARINE (0.2%)
COSCO (Singapore)                                     64,000                 212,594
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Suntec REIT                                          304,000                 377,062
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
Ho Bee Investment                                    135,000                 172,120
Keppel Land                                           24,000                 130,071
SC Global Developments                                68,361                 271,824
                                                                     ---------------
Total                                                                        574,015
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (--%)
United Test and Assembly Center                       74,000(b)               56,415
------------------------------------------------------------------------------------

SOUTH AFRICA (1.0%)
CAPITAL MARKETS (0.3%)
Investec                                              26,800                 331,260
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Aveng                                                 36,300                 270,968
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Murray & Roberts Holdings                             35,084                 372,331
------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
Lewis Group                                           33,000                 283,577
------------------------------------------------------------------------------------

SOUTH KOREA (4.0%)
AIRLINES (0.2%)
Asiana Airlines                                       20,320                 222,176
------------------------------------------------------------------------------------

AUTO COMPONENTS (0.4%)
Korea Kumho Petrochemical                              4,000                 313,512
Nexen Tire                                             2,990                 172,885
                                                                     ---------------
Total                                                                        486,397
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SOUTH KOREA (CONT.)

BEVERAGES (0.1%)
Jinro Distillers                                       9,383                $153,451
------------------------------------------------------------------------------------

CHEMICALS (0.3%)
Hyosung                                                3,350                 210,736
SSCP                                                   7,050(b)              215,549
                                                                     ---------------
Total                                                                        426,285
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
GS Engineering & Construction                          2,700                 400,312
Keangnam Enterprises                                   5,140                 251,436
                                                                     ---------------
Total                                                                        651,748
------------------------------------------------------------------------------------

INSURANCE (0.8%)
Dongbu Insurance                                       6,290                 262,638
Hyundai Marine & Fire Insurance                       12,000                 228,699
LIG Non-Life Insurance                                10,590                 277,795
Meritz Fire & Marine Insurance                        17,000                 183,951
                                                                     ---------------
Total                                                                        953,083
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.2%)
NHN                                                    1,500                 273,554
------------------------------------------------------------------------------------

MACHINERY (1.1%)
Doosan Infracore                                       7,500                 297,082
Hyundai Mipo Dockyard                                  1,400                 440,798
JVM                                                    3,675                 185,563
STX Shipbuilding                                       7,700                 424,410
                                                                     ---------------
Total                                                                      1,347,853
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
GS Holdings                                            5,130                 281,673
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.1%)
FROM30                                                13,120                 146,175
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Basic House                                            8,580                  84,944
------------------------------------------------------------------------------------

SPAIN (0.6%)
ELECTRIC UTILITIES (0.1%)
Red Electrica de Espana                                3,600                 162,469
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.1%)
Campofrio Alimentacion                                 6,458                 125,268
------------------------------------------------------------------------------------

MACHINERY (0.4%)
Mecalux                                                9,867                 416,530
------------------------------------------------------------------------------------

SWEDEN (2.6%)
BUILDING PRODUCTS (0.9%)
Lindab Intl                                           34,951                 990,600
------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.3%)
RaySearch Laboratories                                11,168(b)              362,557
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
JM                                                    26,689                 802,354
------------------------------------------------------------------------------------

MACHINERY (0.5%)
Munters                                               37,890                 638,876
------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
RNB Retail and Brands                                 35,342                 424,482
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SWITZERLAND (3.2%)
BIOTECHNOLOGY (0.7%)
Basilea Pharmaceutica                                  3,162(b)             $654,470
Speedel Holding                                        1,260(b)              189,797
                                                                     ---------------
Total                                                                        844,267
------------------------------------------------------------------------------------

CAPITAL MARKETS (1.0%)
Compagnie Financiere Tradition                         3,100                 515,347
Vontobel Holding                                      12,031                 663,473
                                                                     ---------------
Total                                                                      1,178,820
------------------------------------------------------------------------------------

CHEMICALS (0.3%)
Gurit Holding                                            348                 403,043
------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.3%)
Banque Cantonale Vaudoise                                840                 438,548
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.1%)
AFG Arbonia-Forster Holding                              300                 153,083
------------------------------------------------------------------------------------

INSURANCE (0.6%)
Helvetia Holding                                         850                 324,765
Swiss Life Holding                                     1,650(b)              406,673
                                                                     ---------------
Total                                                                        731,438
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
Addax Petroleum                                        5,700                 220,349
Petroplus Holdings                                       787(b)               74,851
                                                                     ---------------
Total                                                                        295,200
------------------------------------------------------------------------------------

TAIWAN (1.9%)
CHEMICALS (0.2%)
TSRC                                                 224,000                 304,480
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.4%)
D-Link                                               192,474                 475,357
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.2%)
Chicony Electronics                                  121,000                 267,915
Inventec                                              11,650                   8,055
                                                                     ---------------
Total                                                                        275,970
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.1%)
Merry Electronics                                     52,767                 185,372
------------------------------------------------------------------------------------

MACHINERY (0.2%)
Shin Zu Shing                                         29,000                 196,721
------------------------------------------------------------------------------------

MARINE (0.6%)
First Steamship                                      145,000(b)              291,031
U-Ming Marine Transport                              112,000                 294,612
                                                                     ---------------
Total                                                                        585,643
------------------------------------------------------------------------------------

METALS & MINING (0.1%)
Sheng Yu Steel                                       158,000                 163,461
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Huaku Construction                                    85,840                 173,826
------------------------------------------------------------------------------------

THAILAND (0.5%)
MARINE (0.5%)
Thoresen Thai Agencies Public                        326,801                 587,493
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- PORTFOLIO HOLDINGS AT JULY 31,
2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
THAILAND (CONT.)

MEDIA (--%)
BEC World                                             58,900                 $47,150
------------------------------------------------------------------------------------

TURKEY (1.2%)
COMMERCIAL BANKS (0.3%)
Yapi ve Kredi Bankasi                                120,253(b)              356,481
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Arcelik                                               38,000                 316,966
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Koc Holding                                           84,000                 381,059
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.3%)
Tupras Turkiye Petrol Rafinerileri                    19,000                 463,179
------------------------------------------------------------------------------------

UNITED KINGDOM (9.0%)
AEROSPACE & DEFENSE (0.3%)
Chemring Group                                         8,800                 340,219
------------------------------------------------------------------------------------

BEVERAGES (0.2%)
Britvic                                               45,700                 294,363
------------------------------------------------------------------------------------

CAPITAL MARKETS (0.5%)
Henderson Group                                      127,900                 402,039
RAB Capital                                          102,300                 224,956
                                                                     ---------------
Total                                                                        626,995
------------------------------------------------------------------------------------

CHEMICALS (0.2%)
Elementis                                            143,850                 303,861
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Babcock Intl Group                                    24,300                 253,219
Spice                                                  9,900                 119,744
                                                                     ---------------
Total                                                                        372,963
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
Galliford Try                                         68,000                 206,622
Keller Group                                           8,200                 162,247
Kier Group                                             8,300                 332,225
Severfield-Rowen                                       3,500                 161,347
                                                                     ---------------
Total                                                                        862,441
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
DS Smith                                              68,600                 336,552
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
BPP Holdings                                          20,600                 230,124
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.7%)
IG Group Holdings                                    127,891                 845,780
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
UNITED KINGDOM (CONT.)

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Kcom Group                                            99,100                $151,588
Thus Group                                            16,500(b)               56,218
Vanco                                                 14,800(b)              117,460
                                                                     ---------------
Total                                                                        325,266
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Spectris                                              20,300                 354,238
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (--%)
Petrofac                                               5,100                  44,594
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Luminar                                               54,654                 821,735
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.1%)
McBride                                               37,600                 148,157
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.7%)
Cookson Group                                         63,230                 881,015
------------------------------------------------------------------------------------

INSURANCE (0.4%)
Beazley Group                                        166,800                 552,651
------------------------------------------------------------------------------------

IT SERVICES (0.3%)
Computacenter                                          4,600                  19,277
Detica Group                                          56,124                 414,962
                                                                     ---------------
Total                                                                        434,239
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Vitec Group                                           17,800                 219,633
------------------------------------------------------------------------------------

MACHINERY (1.2%)
Senior                                               151,500                 280,018
Tanfield Group                                       265,790(b)              921,019
Weir Group                                            22,600                 338,425
                                                                     ---------------
Total                                                                      1,539,462
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.1%)
Dana Petroleum                                         8,400(b)              180,626
------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Galiform                                              39,600(b)              104,001
GAME Group                                            55,600                 218,955
Halfords Group                                        21,800                 171,753
Lookers                                               87,200                 275,409
                                                                     ---------------
Total                                                                        770,118
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
UNITED KINGDOM (CONT.)

WATER UTILITIES (0.7%)
Northumbrian Water Group                             139,693                $854,430
------------------------------------------------------------------------------------

UNITED STATES (0.2%)
METALS & MINING
Gerdau Ameristeel                                     18,700                 246,809
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $98,362,807)                                                     $119,713,821
------------------------------------------------------------------------------------
PREFERRED STOCKS & OTHER (2.2%)(c)
ISSUER                                            SHARES                    VALUE(A)
GERMANY (2.2%)
Fresenius                                              3,300                $261,783
Fuchs Petrolub                                        12,772               1,238,640
Hugo Boss                                             20,880               1,254,770
                                                                     ---------------
Total                                                                      2,755,193
------------------------------------------------------------------------------------

JAPAN (--%)
Dowa Holdings Warrants                                39,000(b,e)             23,655
------------------------------------------------------------------------------------

SOUTH KOREA (--%)
Meritz Fire & Marine Insurance Rights                  6,424(b)               29,035
------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $2,077,640)                                                        $2,807,883
------------------------------------------------------------------------------------

MONEY MARKET FUND (2.6%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                   3,310,836(f)           $3,310,836
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $3,310,836)                                                        $3,310,836
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $103,751,283)(g)                                                 $125,832,540
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  Negligible market value.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                    COST
-------------------------------------------------------------------------------------------------------
Dowa Holdings Warrants                                                 09-27-06                     $--
Far East Pharmaceutical Technology                              03-10-04 thru 06-08-04          163,792

(f) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 6 RIVERSOURCE INTERNATIONAL SMALL CAP FUND  -- PORTFOLIO HOLDINGS AT JULY 31,
2007

(g) At July 31, 2007, the cost of securities for federal income tax purposes was approximately $103,751,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $25,817,000
Unrealized depreciation                                               (3,735,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $22,082,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 7 RIVERSOURCE INTERNATIONAL SMALL CAP FUND  -- PORTFOLIO HOLDINGS AT JULY 31,
2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource International Managers Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 27, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date September 27, 2007